Unit-Based Compensation (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit-based compensation expense	$ 13,425,000	$ 568,000
Unrecognized unit-based compensation expense	$ 248,000
Weighted average period	4 months 28 days
Fair value of vested options	$ 3,152	$ 0
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Granted	506	3,643
Weighted average grant date fair value	$ 24,921	$ 448